Variable interest entity (Details) - Schedule of summarized consolidated statements of cash flow - Variable Interest Entity [Member] - USD ($)	10 Months Ended	12 Months Ended
	May 31, 2021	May 31, 2022
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by (used in) operating activities	$ 46,132	$ 269,596
Net cash used in investing activities	(192,904)	(143,555)
Net cash (used in) provided by financing activities	238,505	(98,199)
Effect of exchange rate changes on cash	1,198	(5,503)
Net increase in cash	92,931	22,339
Cash, beginning		92,931
Cash, ending	$ 92,931	$ 115,270